Inventory and Contracts in Progress (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Inventory and contracts in progress [abstract]
Raw materials	€ 5,616	€ 4,970	€ 4,297
Work in progress	2,151	3,377	1,538
Finished goods	1,390	1,414	880
Contracts in progress	829	1,266	1,155
Total inventories (at cost or net realizable value)	€ 9,986	€ 11,027	€ 7,870

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.